AB Municipal Income Fund II

AB Ohio Portfolio

Portfolio of Investments

February 29, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.6%
Long-Term Municipal Bonds – 96.6%
Ohio – 86.8%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 4.00%, 11/15/2035	$	1,000	$979,589
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2034		1,000	1,032,958
American Municipal Power, Inc. (American Municipal Power Prairie State Energy Campus Revenue) Series 2019 4.00%, 02/15/2039		1,000	1,009,004
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055		1,110	1,057,711
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 4.00%, 12/01/2042		505	467,785
5.00%, 12/01/2037		1,700	1,760,410
City of Cleveland OH Series 2012 5.00%, 12/01/2028		25	25,030
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035		1,100	1,185,679
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(a)		480	394,458
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2042		1,650	1,715,240
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037		1,400	1,429,501
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049		190	174,653
County of Franklin OH (Agler Green LP) Series 2002-A 5.65%, 05/20/2032		680	681,229
5.80%, 05/20/2044		1,150	1,151,439
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049		150	125,303

	Principal Amount (000)		U.S. $ Value

County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	$	1,000	$1,035,700
County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040		500	474,887
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039		200	168,248
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(b) (c) (d)		450	130,500
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042		220	237,580
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)		550	418,753
JobsOhio Beverage System Series 2023 4.433%, 01/01/2033		915	904,179
Miami University/Oxford OH Series 2021-A 5.00%, 09/01/2028		800	876,308
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.10%, 10/01/2028		1,000	981,253
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039		1,000	1,009,384
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029		640	614,046
Series 2021 1.50%, 02/01/2026		1,000	935,604
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2047		1,000	1,026,379
5.25%, 01/01/2052		1,000	1,019,185
Ohio Higher Educational Facility Commission (Case Western Reserve University) Series 2016 4.00%, 12/01/2033		2,000	2,029,587
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2042		2,000	1,874,584

	Principal Amount (000)		U.S. $ Value

Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2034	$	320	$337,043
5.00%, 07/01/2042		2,045	2,120,020
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2044		2,000	2,167,725
Ohio State University (The) Series 2023 5.25%, 12/01/2046		2,000	2,272,562
Ohio Turnpike & Infrastructure Commission Series 2022 5.00%, 02/15/2039		1,000	1,134,965
Port of Greater Cincinnati Development Authority (St. Xavier High School, Inc./OH) Series 2020 4.00%, 04/01/2040		415	403,198
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2046		1,000	891,226
University of Akron (The) Series 2014-A 5.00%, 01/01/2032		2,080	2,081,229
University of Toledo Series 2023-B 4.61% (SOFR + 0.90%), 06/01/2036(d) (e)		2,000	1,952,081

			40,286,215

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)		140	153,181

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)		100	101,777

California – 0.5%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)		220	220,189
State of California Series 2004 5.25%, 04/01/2029		5	5,008

			225,197

	Principal Amount (000)		U.S. $ Value

Connecticut – 0.9%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2037	$	415	$421,026

Guam – 3.3%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036		100	82,693
Series 2023 5.25%, 10/01/2031		100	104,034
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046		615	623,307
Guam Power Authority Series 2017-A 5.00%, 10/01/2036		150	155,743
5.00%, 10/01/2038		540	556,023

			1,521,800

Indiana – 0.2%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(d)		100	75,686

Kansas – 0.5%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040		240	227,039

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036		50	51,617

North Carolina – 0.8%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035		375	365,660

Puerto Rico – 1.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024		38	37,529
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)		250	259,446
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		100	99,992

	Principal Amount (000)		U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(b) (c)	$	230	$161,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029		100	82,226
Series 2019-A 4.329%, 07/01/2040		70	69,505
5.00%, 07/01/2058		100	100,500

			810,198

Tennessee – 0.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)		125	115,654

Texas – 0.9%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028		215	219,034
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)		215	214,246

			433,280

Total Municipal Obligations (cost $46,532,793)			44,788,330

ASSET-BACKED SECURITIES – 0.4%
Other ABS - Fixed Rate – 0.4%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034		99	96,154
5.25%, 07/01/2036		99	98,970

Total Asset-Backed Securities (cost $196,392)			195,124

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Other Industrial – 0.0%
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023(d) (cost $10,000)		10	10,000

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(f) (g) (h) (cost $836,817)	836,817	$836,817

Total Investments – 98.8% (cost $47,576,002)(i)		45,830,271
Other assets less liabilities – 1.2%		568,235

Net Assets – 100.0%		$46,398,506

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,900	01/15/2027	1 Day SOFR	4.217%	Annual	$(6,065)	$—	$(6,065)
USD	2,100	07/31/2029	1 Day SOFR	3.988%	Annual	812	—	812
USD	900	07/31/2029	1 Day SOFR	3.975%	Annual	—	—	—
USD	900	04/30/2030	1 Day SOFR	3.706%	Annual	(21,006)	—	(21,006)
USD	1,200	07/31/2030	1 Day SOFR	4.016%	Annual	(3,484)	—	(3,484)
USD	900	07/31/2030	1 Day SOFR	3.897%	Annual	(8,519)	—	(8,519)
USD	300	03/31/2033	3.152%	1 Day SOFR	Annual	21,931	—	21,931

						$(16,331)	$—	$(16,331)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA*	Quarterly	$115,791	$—	$115,791

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $1,877,704 or 4.0% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 4.67% of net assets as of February 29, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023	08/24/2023	$10,000	$10,000	0.02%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	446,949	130,500	0.28%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	103,237	75,686	0.16%
University of Toledo Series 2023-B 4.61%, 06/01/2036	06/30/2023	2,000,000	1,952,081	4.21%

(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 29, 2024.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $391,504 and gross unrealized depreciation of investments was $(2,037,775), resulting in net unrealized depreciation of $(1,646,271).

As of February 29, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.9% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Ohio Portfolio

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$44,788,330	$—	$44,788,330
Asset-Backed Securities	—	195,124	—	195,124
Corporates - Non-Investment Grade	—	10,000	—	10,000
Short-Term Investments	836,817	—	—	836,817

Total Investments in Securities	836,817	44,993,454	—	45,830,271
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	22,743	—	22,743
Interest Rate Swaps	—	115,791	—	115,791
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(39,074)	—	(39,074)

Total	$836,817	$45,092,914	$—	$45,929,731

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 29, 2024 is as follows:

Fund	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$373	$13,253	$12,789	$837	$28